Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Options on a Per-common-share Basis
i.	Movements during the years ended December 31, 2015, 2016 and 2017

The following table illustrates the number and weighted average exercise prices (“WAEP”) of, and movements in, outstanding stock options on a per-common-share basis during the year:

	2015
	Common Stock Options		Class A Stock Options
	Number (shares)	WAEP (yen per share)	Number (shares)	WAEP (yen per share)
Outstanding at January 1	20,217,500	481	—	—
Granted during the period	5,773,500	1,320	—	—
Forfeited during the period	(306,500)	1,178	—	—
Exercised during the period	—	—	—	—
Expired during the period	—	—	—	—
Conversion of Common Stock Options to Class A Stock Options	(15,836,500)	558	15,836,500	558

Outstanding at December 31	9,848,000	827	15,836,500	558

Exercisable at December 31	4,970,500	344	12,362,000	344

	2016
	Common Stock Options		Class A Stock Options
	Number (shares)	WAEP (yen per share)	Number (shares)	WAEP (yen per share)
Outstanding at January 1	9,848,000	827	15,836,500	558
Granted during the period	—	—	—	—
Forfeited during the period	(239,500)	1,137	—	—
Exercised during the period(1)	(2,533,500)	691	—	—
Expired during the period	—	—	—	—
Conversion of Class A Stock Options to Common Stock Options	15,836,500	558	(15,836,500)	558

Outstanding at December 31	22,911,500	653	—	—

Exercisable at December 31	17,321,500	438	—	—

	2017
	Common Stock Options		Class A Stock Options
	Number (shares)	WAEP (yen per share)	Number (shares)	WAEP (yen per share)
Outstanding at January 1	22,911,500	653	—	—
Granted during the period	2,386,000	4,206	—	—
Forfeited during the period	(7,000)	1,320	—	—
Exercised during the period(1)	(19,713,500)	583	—	—
Expired during the period	—	—	—	—

Outstanding at December 31	5,577,000	2,421	—	—

Exercisable at December 31	3,191,000	1,086	—	—

(1)	The weighted average share price at the date of exercise of these options during the years ended December 31, 2016 and 2017 were 4,255 yen and 4,580 yen, respectively.

Summary of Exercise Price and Number for Shares of Options Outstanding
The exercise price and the number of shares for options outstanding as of December 31, 2015, 2016 and 2017 are as follows:

		Number (Shares)
Grant dates	Exercise price (yen)	December 31, 2015	December 31, 2016	December 31, 2017
December 18, 2012	344	14,000,000	14,000,000	—
December 17, 2013	344	3,322,500	1,654,000	763,500
February 8, 2014	1,320	1,667,000	1,135,000	818,000
August 9, 2014	1,320	697,000	311,000	218,000
November 1, 2014	1,320	323,000	221,500	145,000
February 4, 2015	1,320	5,665,000	5,590,000	1,246,500
July 18, 2017	4,206	—	—	2,386,000

Inputs to Models Used for Deriving Fair Value of Stock Options Granted
The following tables list the inputs to the models used for deriving the fair value of the stock options granted for the years ended December 31, 2015, 2016 and 2017

	Grant dates
	2015	2017
	February 4	July 18
Dividend yield	0.0%	0.0%
Expected volatility	56%	44.9-45.7%
Risk-free interest rate	0.0%	(0.04)-0.00%
Expected life of stock options (years)	6	5.5-7
Exercise price (yen)	1,320	4,206
Fair value per common share at the grant date (yen)	4,225	3,840
Model used	Black-Scholes	Black-Scholes

Expenses Recognized in Connection with Share-Based Payments
The expenses recognized in connection with share-based payments during the years ended December 31, 2015, 2016 and 2017 are shown in the following table:

	(In millions of yen)

	2015	2016	2017
Total expenses arising from equity-settled share-based payment transactions	11,213	9,519	1,602

ESOP equity settled [member]
Statement [Line Items]
Expenses Recognized in Connection with Share-Based Payments
The expenses recognized in connection with share-based payments during the years ended December 31, 2015, 2016 and 2017 are shown in the following table:

	(In millions of yen)
	2015	2016	2017
Total expenses arising from equity-settled share-based payment transactions	—	—	279

Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Other Options on a Per-common-share Basis

The following table illustrates the movements in outstanding points during the year ended December 31, 2017:

J-ESOP (Equity-settled)
Number (Points(1))
Outstanding at January 1, 2017	—
Granted during the period	262,069
Forfeited during the period	(10,767)
Exercised during the period	—
Expired during the period	—

Outstanding at December 31, 2017	251,302

Exercisable at December 31, 2017	—

(1)	One point is equal to one share.

ESOP cash settled [member]
Statement [Line Items]
Expenses Recognized in Connection with Share-Based Payments
iv.	The expenses recognized in connection with share-based payments during the years ended December 31, 2015, 2016 and 2017 are shown in the following table:

	(In millions of yen)
	2015	2016	2017
Total expenses arising from cash-settled share-based payment transactions	—	—	805

Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Other Options on a Per-common-share Basis

The following table illustrates the movements in outstanding points during the year ended December 31, 2017:

J-ESOP (Cash-settled)
Number (Points(1))
Outstanding at January 1, 2017	—
Granted during the period	567,056
Forfeited during the period	(33,554)
Exercised during the period	—
Expired during the period	—

Outstanding at December 31, 2017	533,502

Exercisable at December 31, 2017	—

(1)	One point is equal to one share.